Other Income from Operating Revenue	12 Months Ended
Dec. 31, 2022
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Summary of Other income
27.	Other Income from Operating Revenue
Other income for the years ended December 31, 2020, 2021 and 2022, are as follows:

( i n millions of Korean won)	2020		2021		2022
Gains on disposal of property and equipment and investment properties	￦	20,289	￦	54,007	￦	52,603
Gains on disposal of intangible assets		2,961		1,726		622
Gain on disposal of right-of-use assets		5,797		3,138		3,326
Compensation on property and equipment		168,263		148,927		159,849
Gains on government subsidies		31,906		43,822		44,473
Gain on disposal of investments in subsidiaries		—		244		216,591
Reversal of other allowance for bad debts		890		508		850
Others		111,147		55,282		117,037

Total	￦	341,253	￦	307,654	￦	595,351